Consolidated Statements of Stockholders’ Deficit (Unaudited) - USD ($)	Preferred Stock Series AA	Preferred Stock Series DD	Common Stock	Additional Paid In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2021	$ 1,050	$ 10	$ 12,086	$ 39,899,491	$ (46,669,643)	$ (6,757,006)
Balance (in Shares) at Dec. 31, 2021	1,050,000	9,422	12,085,125
Issuance of common stock for services			$ 358	29,642		30,000
Issuance of common stock for services (in Shares)			358,813
Issuance of preferred series DD for services-related party				251,536		251,536
Issuance of preferred series DD for services-related party (in Shares)		448
Net loss					(5,506,822)	(5,506,822)
Balance at Dec. 31, 2022	$ 1,050	$ 10	$ 12,444	40,180,669	(52,176,465)	(11,982,292)
Balance (in Shares) at Dec. 31, 2022	1,050,000	9,870	12,443,938
Net loss					(3,700,470)	(3,700,470)
Balance at Jun. 30, 2023	$ 1,050	$ 10	$ 12,444	40,180,669	(55,876,935)	(15,682,762)
Balance (in Shares) at Jun. 30, 2023	1,050,000	9,870	12,443,938
Balance at Dec. 31, 2022	$ 1,050	$ 10	$ 12,444	40,180,669	(52,176,465)	(11,982,292)
Balance (in Shares) at Dec. 31, 2022	1,050,000	9,870	12,443,938
Issuance of common stock for services			$ 50	405		455
Issuance of common stock for services (in Shares)			50,000
Net loss					(9,813,666)	(9,813,666)
Balance at Dec. 31, 2023	$ 1,050	$ 10	$ 12,494	40,181,074	(61,990,131)	(21,795,503)	[1]
Balance (in Shares) at Dec. 31, 2023	1,050,000	9,870	12,493,938
Balance at Mar. 31, 2023	$ 1,050	$ 10	$ 12,444	40,180,669	(53,846,712)	(13,652,539)
Balance (in Shares) at Mar. 31, 2023	1,050,000	9,870	12,443,938
Net loss					(2,030,223)	(2,030,223)
Balance at Jun. 30, 2023	$ 1,050	$ 10	$ 12,444	40,180,669	(55,876,935)	(15,682,762)
Balance (in Shares) at Jun. 30, 2023	1,050,000	9,870	12,443,938
Balance at Dec. 31, 2023	$ 1,050	$ 10	$ 12,494	40,181,074	(61,990,131)	(21,795,503)	[1]
Balance (in Shares) at Dec. 31, 2023	1,050,000	9,870	12,493,938
Net loss					(4,037,640)	(4,037,640)
Balance at Jun. 30, 2024	$ 1,050	$ 10	$ 12,494	40,181,074	(66,027,771)	(25,833,143)
Balance (in Shares) at Jun. 30, 2024	1,050,000	9,870	12,493,938
Balance at Mar. 31, 2024	$ 1,050	$ 10	$ 12,494	40,181,074	(65,951,151)	(25,756,523)
Balance (in Shares) at Mar. 31, 2024	1,050,000	9,870	12,493,938
Net loss					(2,076,620)	(2,076,620)
Balance at Jun. 30, 2024	$ 1,050	$ 10	$ 12,494	$ 40,181,074	$ (66,027,771)	$ (25,833,143)
Balance (in Shares) at Jun. 30, 2024	1,050,000	9,870	12,493,938

[1]	Derived from audited information